Provisions for Liabilities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2013
Analysis of movements on provisions for liabilities
Beginning Balance		$ 196		$ 196		$ 179				$ 202
Net provisions made during the year				21		56
Utilized in the year				(41)		(38)
Foreign currency translation adjustment				4		(1)
Ending Balance				180		196		179		202
Insurance recoveries recognized	5	5		10	[1]	0	[1]	0	[1]
Claims, lawsuits and other proceedings
Analysis of movements on provisions for liabilities
Beginning Balance		158	[2]	158	[2]	145	[2]
Net provisions made during the year				23	[2]	45	[2]
Utilized in the year				(31)	[2]	(31)	[2]
Foreign currency translation adjustment				2	[2]	(1)	[2]
Ending Balance				152	[2]	158	[2]
Insurance recoveries recognized				6		6
Other provisions
Analysis of movements on provisions for liabilities
Beginning Balance		38	[3]	38	[3]	34	[3]
Net provisions made during the year				(2)	[3]	11	[3]
Utilized in the year				(10)	[3]	(7)	[3]
Foreign currency translation adjustment				2	[3]	0	[3]
Ending Balance				28	[3]	38	[3]
Provision for vacant property				$ 13		$ 20

[1]	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.
[2]	The claims, lawsuits and other proceedings provision includes E&O cases which represents management’s assessment of liabilities that may arise from asserted and unasserted claims for alleged errors and omissions that arise in the ordinary course of the Group’s business. Where some of the potential liability is recoverable under the Group’s external insurance arrangements, the full assessment of the liability is included in the provision with the associated insurance recovery shown separately as an asset. Insurance recoveries recognized at December 31, 2012 amounted to $6 million (2011: $6 million).
[3]	The ‘Other’ category includes amounts relating to vacant property provisions of $13 million (2011: $20 million).